Other Intangible Assets - Schedule of Amortisation and Impairment Losses, Net of Reversals (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	£ 934	£ 796	£ 738
Impairment of intangible assets, net of reversals	690	22	£ 217
Cost of sales [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	578	582
Impairment of intangible assets, net of reversals	400	7
Selling, general and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	116	95
Impairment of intangible assets, net of reversals	2	2
Research and development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets	240	119
Impairment of intangible assets, net of reversals	£ 278	£ 13